Investment Securities - Disclosure of Unrealized Gains and Losses on Fair Value Through Other Comprehensive Income Securities (Detail) - Financial assets measured at fair value through other comprehensive income, category [member] - CAD ($)
$ in Millions
	Oct. 31, 2024	Oct. 31, 2023
Disclosure of financial assets [line items]
Cost	$ 119,148	$ 86,058
Gross unrealized gains	870	133
Gross unrealized losses	1,792	4,041
Fair value	118,226	82,150
Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Cost	21,473	12,794
Gross unrealized gains	219	6
Gross unrealized losses	152	413
Fair value	21,540	12,387
Canadian provincial and municipal debt [member]
Disclosure of financial assets [line items]
Cost	17,500	7,680
Gross unrealized gains	234	2
Gross unrealized losses	209	536
Fair value	17,525	7,146
U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Cost	47,156	30,741
Gross unrealized gains	214	32
Gross unrealized losses	994	2,075
Fair value	46,376	28,698
Other foreign government debt [member]
Disclosure of financial assets [line items]
Cost	29,505	32,246
Gross unrealized gains	181	91
Gross unrealized losses	400	936
Fair value	29,286	31,401
Other debt [member]
Disclosure of financial assets [line items]
Cost	3,514	2,597
Gross unrealized gains	22	2
Gross unrealized losses	37	81
Fair value	$ 3,499	$ 2,518